Net Finance Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020	Oct. 31, 2020
Disclosure Of Finance Income And Costs [Line Items]
Tender offer					£ 2,653
Tender offer accrued interest					£ 24
Make-whole bond redemption exercise				£ 462
Make-whole bond redemption exercise accrued interest				£ 6
Interest related to adjusting tax payables	£ 31	£ 11	£ 80
Adjusting items which have been adjusted within net finance costs
Disclosure Of Finance Income And Costs [Line Items]
Interest costs		157
Fair value gains to repurchase of bonds		15
Provision charged to net finance costs against non-current investments	24
Interest related to adjusting tax payables	31	11	80
Adjusting items which have been adjusted within net finance costs | Interest on tax payables including FIIGLO
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	20	21	28
Adjusting items which have been adjusted within net finance costs | Amnesty tax payment in Turkey
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables	11
Adjusting items which have been adjusted within net finance costs | Russia excise dispute
Disclosure Of Finance Income And Costs [Line Items]
Interest related to adjusting tax payables		£ 10	£ 50